Capital increase (Tables)	6 Months Ended
Jun. 30, 2019
Capital increase
Summary of capital increases

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price warrants	Closing share price on date of capital increase
					( in Euro/ warrant)	( in Euro/ share)
On January 1, 2019	54,465,421	€236,540	€1,277,780	€1,514,320

March 20, 2019 : exercise of warrants	149,370	808	2,673	3,481	23.30	90.32

June 20, 2019 : exercise of warrants	208,310	1,127	3,198	4,325	20.76	113.55

On June 30, 2019	54,823,101	€238,475	€1,283,650	€1,522,125